Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 26,351	$ 35,021
Accrued liabilities	68,994	69,855
Interest payable on long-term debt	106,568	44,280
Interest payable on Currency Swaps (Note 13)	0	20,337
Total	$ 201,913	$ 169,493